Investments (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Held to maturity debt securities	$ 1,960,000
Investment	13,909,346	$ 17,758,438
Term loan amount	2,000,000
Closing fee	40,000
Accrued interest rate	$ 20,000
Loan due	Mar. 31, 2021
Description of loan	Company purchased an interest in a term loan for $2,000,000 less a 2% closing fee of $40,000.
Limited Partnership [Member]
Investment	$ 845,238
Subscription Agreements [Member]
Shareholder warrants		4,000
Exercise price of warrants		$ 5.00
Subscription Agreements [Member] | Limited Partnership [Member]
Investment	645,238
Capital contribution commitment	1,450,000
Subscription Agreements [Member] | Georgia State Bank [Member]
Investment	$ 200,000
Shares issued during the period, shares	20,000
Price per share	$ 10
Shareholder warrants	5,000
Exercise price of warrants	$ 10